Borrowings - Lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Short-term leases	$ 2,035	$ 2,708	$ 1,740
Variable lease payments	100	79
Total expense	2,135	2,787
Lease liability for short-term leases subject to exemption	$ 686	$ 1,107